Note 5 - Fixed Assets - Components of Fixed Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Cost	$ 224,643	$ 182,274
Net	73,083	57,575
Accumulated depreciation	151,560	124,699
Land [Member]
Cost	2,520	2,519
Net	2,520	2,519
Building [Member]
Cost	10,366	10,231
Net	5,837	6,203
Accumulated depreciation	4,529	4,028
Vehicles [Member]
Cost	52,497	35,983
Net	18,758	9,952
Accumulated depreciation	33,739	26,031
Furniture and Fixtures [Member]
Cost	54,194	43,399
Net	16,387	13,964
Accumulated depreciation	37,807	29,435
Computer Equipment [Member]
Cost	81,516	69,405
Net	21,620	20,777
Accumulated depreciation	59,896	48,628
Leasehold Improvements [Member]
Cost	23,550	20,737
Net	7,961	4,160
Accumulated depreciation	$ 15,589	$ 16,577